INTANGIBLES	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
INTANGIBLES	INTANGIBLES

	Goodwill	Fund administration contracts	Fund management contracts finite-life	Fund management contracts indefinite-life	Other intangibles	Total
	$	$	$	$	$	$
Cost
Balance, December 31, 2019	1,531,273	49,500	50,157	1,779,957	64,177	3,475,064
Acquired	529,320	392,904	—	1,753	1,006	924,983
Additions	—	—	—	—	17,132	17,132
Translation	(6,921)	(10,439)	(112)	(2,809)	(29)	(20,310)
Balance, December 31, 2020	2,053,672	431,965	50,045	1,778,901	82,286	4,396,869
Acquired	1,200,985	713,490	5,041	27,807	1,890	1,949,213
Additions	—	—	—	—	12,420	12,420
Retired	—	—	—	—	(555)	(555)
Translation	1,284	3,526	(189)	(4,041)	(14)	566
Balance, December 31, 2021	3,255,941	1,148,981	54,897	1,802,667	96,027	6,358,513

Accumulated amortization
Balance, December 31, 2019	—	25,721	31,396	—	29,465	86,582
Acquired	—	—	—		166	166
Amortization	—	9,325	2,037	—	7,955	19,317
Translation	—	(210)	20	—	(4)	(194)
Balance, December 31, 2020	—	34,836	33,453	—	37,582	105,871
Acquired	—	—	—	—	1,519	1,519
Amortization	—	53,541	2,307	—	10,289	66,137
Retired	—	—	—	—	(538)	(538)
Translation	—	384	(83)	—	(14)	287
Balance, December 31, 2021	—	88,761	35,677	—	48,838	173,276

Carrying amounts
At December 31, 2019	1,531,273	23,779	18,761	1,779,957	34,712	3,388,482
At December 31, 2020	2,053,672	397,129	16,592	1,778,901	44,704	4,290,998
At December 31, 2021	3,255,941	1,060,220	19,220	1,802,667	47,189	6,185,237
Remaining term	N/A	6.9 – 12.0 yrs	5.3 – 11.9 yrs	N/A	0.1 – 7.8 yrs
CI has three groups of CGUs for the purpose of assessing the carrying amount of the allocated goodwill, being asset management or the asset management segment, Canadian wealth management and U.S. wealth management that together form the wealth management segment. Goodwill of $1,312,543 is allocated to the asset management group, $308,553 is allocated to the Canadian wealth management group, and $1,634,845 is allocated to the U.S. wealth management group as at December 31, 2021 [2020 – $1,311,873, $254,276 and $487,523, respectively]. CI has indefinite-life fund management contracts of $1,774,050 within the asset management group and $28,617 within the U.S. wealth management group as at December 31, 2021 [2020 – $1,778,901 and nil, respectively].
The recoverable amounts of the groups of CGUs are based on a fair value less cost to sell calculation. The fair value of the Canadian wealth management group was determined using a % of assets under administration [“AUA”] multiple method, based on a 3% multiple applied to AUA as at the valuation date. The multiple applied to AUA is determined using publicly-traded comparables in Canada and the U.S., as well as recent transaction multiples.
The fair value for the asset management group and U.S. wealth management group was determined using the discounted cash flow method, based on estimated future cash flows over a 5-year period with a terminal value for the period thereafter. CI uses a 5-year period to reflect the expected growth strategies for the various contracts acquired in addition to the fact that it may take several years to fully integrate operations and benefit from market-participant synergies. The key assumptions used in the forecast calculation include assumptions on market appreciation, net sales of funds and operating margins. Market appreciation rates are determined using long-term historical inflation-adjusted index returns. Net sales are determined based on the historical 3-year average as well as management’s forecasts for future sales. Inputs to the operating margin include estimates for management and trailer fees using current average fee rates and normalized inflation rates are applied to current selling, general and administrative expenses to forecast future cash flows over the 5-year period. The terminal value has been calculated assuming a long-term growth rate of 2% per annum in perpetuity based on a long-term real GDP growth rate as at December 31, 2021 and 2020. A discount rate of 12.00% – 13.00% per annum has been applied to the recoverable amount calculation as at December 31, 2021 [2020 – 10.10% – 14.94%]. Level 3 inputs were used to determine the fair value.
The calculation of the recoverable amount exceeds the carrying amount of goodwill and indefinite-life fund management contracts as at December 31, 2021 and 2020.